Impairment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Impairment, Long-Lived Asset, Held-for-Use	$ 127,815,307	$ 485,601,121	$ 130,244,837	$ 560,500,228	$ 654,317,300	$ 0
Impairment [Member]
Impairment, Long-Lived Asset, Held-for-Use	119,443,343	485,528,592	119,443,343	485,528,592	646,765,918	0
Right Of Use Assets [Member]
Impairment, Long-Lived Asset, Held-for-Use	2,694,999	72,529	3,985,590	820,616
Assets Held For Sale [Member]
Impairment, Long-Lived Asset, Held-for-Use	5,676,965	0	6,815,904	16,120,633	1,995,945	0
Non THC Business [Member]
Impairment, Long-Lived Asset, Held-for-Use	$ 0	$ 0	$ 0	$ 58,030,387	$ 5,555,437	$ 0